Condensed Consolidated Statement of Redeemable Convertible Preferred Stock and Changes in Shareholders' (Deficit) Equity - USD ($)	Total	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Class A Ordinary Shares [Member]	Class B [Member] Ordinary Shares [Member]
Beginning balance at Dec. 17, 2023	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (shares) at Dec. 17, 2023				0	0
Issuance of ordinary shares to Sponsor	25,000	24,281			$ 719
Issuance of ordinary shares to Sponsor (shares)					7,187,500
Sale of Private Placement Units	25,000	24,281			$ 719
Sale of Private Placement Units (shares)					7,187,500
Net Income (Loss)	(18,958)		(18,958)
Ending balance at Dec. 31, 2023	6,042	24,281	(18,958)	$ 0	$ 719
Ending balance (shares) at Dec. 31, 2023				0	7,187,500
Net Income (Loss)	(24,092)		(24,092)
Ending balance at Mar. 31, 2024	(18,050)	24,281	(43,050)	$ 0	$ 719
Ending balance (shares) at Mar. 31, 2024				0	7,187,500
Beginning balance at Dec. 31, 2023	6,042	24,281	(18,958)	$ 0	$ 719
Beginning balance (shares) at Dec. 31, 2023				0	7,187,500
Net Income (Loss)	1,938,635
Ending balance at Jun. 30, 2024	(6,627,198)		(6,627,990)	$ 73	$ 719
Ending balance (shares) at Jun. 30, 2024				725,000	7,187,500
Beginning balance at Dec. 31, 2023	6,042	24,281	(18,958)	$ 0	$ 719
Beginning balance (shares) at Dec. 31, 2023				0	7,187,500
Issuance of ordinary shares to Sponsor	7,250,000	7,249,927		$ 73	$ 0
Issuance of ordinary shares to Sponsor (shares)				725,000	0
Sale of Private Placement Units	7,250,000	7,249,927		$ 73	$ 0
Sale of Private Placement Units (shares)				725,000	0
Fair Value of Public Warrants at issuance	1,437,500	1,437,500
Allocated value of transaction costs to Public Warrants and Private Placement Units	(86,443)	(86,443)
Accretion for Class A ordinary shares to redemption amount	(24,534,690)	(8,625,265)	(15,909,425)
Net Income (Loss)	8,791,874		8,791,874
Ending balance at Dec. 31, 2024	(7,135,717)	0	(7,136,509)	$ 73	$ 719
Ending balance (shares) at Dec. 31, 2024				725,000	7,187,500
Beginning balance at Mar. 31, 2024	(18,050)	24,281	(43,050)	$ 0	$ 719
Beginning balance (shares) at Mar. 31, 2024				0	7,187,500
Issuance of ordinary shares to Sponsor	7,250,000	7,249,927		$ 73
Issuance of ordinary shares to Sponsor (shares)				725,000
Sale of Private Placement Units	7,250,000	7,249,927		$ 73
Sale of Private Placement Units (shares)				725,000
Fair Value of Public Warrants at issuance	1,437,500	1,437,500
Allocated value of transaction costs to Public Warrants and Private Placement Units	(86,443)	(86,443)
Accretion for Class A ordinary shares to redemption amount	(17,172,932)	(8,625,265)	(8,547,667)
Net Income (Loss)	1,962,727		1,962,727
Ending balance at Jun. 30, 2024	(6,627,198)		(6,627,990)	$ 73	$ 719
Ending balance (shares) at Jun. 30, 2024				725,000	7,187,500
Beginning balance at Dec. 31, 2024	(7,135,717)	0	(7,136,509)	$ 73	$ 719
Beginning balance (shares) at Dec. 31, 2024				725,000	7,187,500
Accretion for Class A ordinary shares to redemption amount	(2,997,592)		(2,997,592)
Net Income (Loss)	2,714,137		2,714,137
Ending balance at Mar. 31, 2025	(7,419,172)	0	(7,419,964)	$ 73	$ 719
Ending balance (shares) at Mar. 31, 2025				725,000	7,187,500
Beginning balance at Dec. 31, 2024	(7,135,717)	0	(7,136,509)	$ 73	$ 719
Beginning balance (shares) at Dec. 31, 2024				725,000	7,187,500
Net Income (Loss)	3,556,509
Ending balance at Jun. 30, 2025	(8,757,833)	0	(8,758,625)	$ 73	$ 719
Ending balance (shares) at Jun. 30, 2025				725,000	7,187,500
Beginning balance at Mar. 31, 2025	(7,419,172)	0	(7,419,964)	$ 73	$ 719
Beginning balance (shares) at Mar. 31, 2025				725,000	7,187,500
Accretion for Class A ordinary shares to redemption amount	(2,181,033)		(2,181,033)
Net Income (Loss)	842,372		842,372
Ending balance at Jun. 30, 2025	$ (8,757,833)	$ 0	$ (8,758,625)	$ 73	$ 719
Ending balance (shares) at Jun. 30, 2025				725,000	7,187,500